LOSSES PER SHARE - Schedule of earnings per share basic and diluted from continuing operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,814	871,036,499	622,337,974
Losses per share from continuing operations - basic	$ (0.03)	$ (0.09)	$ (0.04)
Numerator:
Net loss from continuing operations attributable to ordinary shareholders	$ (25,384)	$ (79,421)	$ (39,534)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,814	871,036,499	622,337,974
Denominator used for losses per share	1,102,373,814	871,036,499	622,337,974
Losses per share from continuing operations-diluted	$ (0.03)	$ (0.18)	$ (0.10)
Class A Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ (25,384)	$ (76,409)	$ (27,742)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,715	871,036,400	622,337,875
Losses per share from continuing operations - basic	$ (0.03)	$ (0.09)	$ (0.04)
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share- diluted	$ (25,384)	$ (76,409)	$ (27,742)
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ (25,384)	$ (76,409)	$ (27,742)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	1,102,373,715	871,036,400	622,337,875
Conversion of Class B to Class A ordinary shares	99	99	99
Denominator used for losses per share	1,102,373,814	871,036,499	622,337,974
Losses per share from continuing operations-diluted	$ (0.03)	$ (0.09)	$ (0.04)
Losses from continuing operations per ADS :
Denominator used for losses per ADS - basic	11,023,737	8,710,364	6,223,379
Denominator used for losses per ADS - diluted	11,023,738	8,710,365	6,223,380
Losses from continuing operations per ADS - basic	$ (2.30)	$ (8.77)	$ (4.46)
Losses from continuing operations per ADS - diluted	$ (2.30)	$ (8.77)	$ (4.46)
Class B Ordinary shares
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Losses per share from continuing operations - basic	$ 0
Numerator:
Allocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share- diluted	$ 0
Reallocation of net loss from continuing operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares	0
Net loss from continuing operations attributable to ordinary shareholders	$ 0
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic losses per share	99	99	99
Conversion of Class B to Class A ordinary shares	0
Denominator used for losses per share	99	99	99
Losses per share from continuing operations-diluted	$ 0
Losses from continuing operations per ADS :
Denominator used for losses per ADS - basic	0
Denominator used for losses per ADS - diluted	0
Losses from continuing operations per ADS - basic	$ 0
Losses from continuing operations per ADS - diluted	$ 0